Leases (Details) - USD ($) $ in Millions	Jul. 27, 2021	May 23, 2021
Leases (Details) [Line Items]
Lease term	5 years	7 years
Manufacturing Space in Long Beach, California [Member] | Standby Letters of Credit [Member] | Line of Credit [Member]
Leases (Details) [Line Items]
Debt instrument	60 days
Manufacturing Space in Long Beach, California [Member] | Debt Instrument, Redemption, Period One [Member] | Standby Letters of Credit [Member] | Line of Credit [Member]
Leases (Details) [Line Items]
Line of credit amount	$ 1.5
Manufacturing Space in Long Beach, California [Member] | Debt Instrument, Redemption, Period Two [Member] | Standby Letters of Credit [Member] | Line of Credit [Member]
Leases (Details) [Line Items]
Line of credit amount	$ 1.0